Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 29.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,948,456	34,667,441
Schwab Fundamental International Large Company Index Fund	4,836,465	41,835,425
Schwab Fundamental International Small Company Index Fund	2,837,577	35,072,448
Schwab International Index Fund	4,856,327	98,000,679
		209,575,993
Large-Cap 45.1%
Schwab Fundamental US Large Company Index Fund	5,502,190	95,628,063
Schwab S&P 500 Index Fund	4,498,759	222,103,747
		317,731,810
Small-Cap 24.7%
Schwab Fundamental US Small Company Index Fund	3,862,614	52,106,668
Schwab Small-Cap Index Fund	4,333,639	122,165,290
		174,271,958
Total Affiliated Underlying Funds
(Cost $448,121,021)		701,579,761
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander
0.95%, 02/03/20 (a)	2,123,103	2,123,103
Total Short-Term Investment
(Cost $2,123,103)		2,123,103
(a)	The rate shown is the current daily overnight rate.

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$34,543,201	$2,263,720	($320,000)	$3,038	($1,822,518)	$34,667,441	3,948,456	$1,353,720
Schwab Fundamental International Large Company Index Fund	40,345,903	3,033,427	—	—	(1,543,905)	41,835,425	4,836,465	1,493,427
Schwab Fundamental International Small Company Index Fund	35,162,430	995,116	(490,000)	(38,062)	(557,036)	35,072,448	2,837,577	995,116
Schwab Fundamental US Large Company Index Fund	93,229,404	5,002,650	(1,590,000)	116,247	(1,130,238)	95,628,063	5,502,190	5,002,650
Schwab Fundamental US Small Company Index Fund	50,829,585	2,680,053	—	—	(1,402,970)	52,106,668	3,862,614	1,890,053
Schwab International Index Fund	96,463,199	3,017,773	—	—	(1,480,293)	98,000,679	4,856,327	3,017,772
Schwab S&P 500 Index Fund	217,206,651	4,372,544	(9,590,000)	3,216,478	6,898,074	222,103,747	4,498,759	4,372,544
Schwab Small-Cap Index Fund	119,883,006	7,347,133	(2,220,000)	38,923	(2,883,772)	122,165,290	4,333,639	7,347,133
Total	$687,663,379	$28,712,416	($14,210,000)	$3,336,624	($3,922,658)	$701,579,761		$25,472,415
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$701,579,761	$—	$—	$701,579,761
Short-Term Investment[1]	—	2,123,103	—	2,123,103
Total	$701,579,761	$2,123,103	$—	$703,702,864
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

Equity Funds 79.8%
International 19.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,019,442	26,510,700
Schwab Fundamental International Large Company Index Fund	3,803,136	32,897,123
Schwab Fundamental International Small Company Index Fund	2,204,826	27,251,652
Schwab International Index Fund	3,857,897	77,852,351
		164,511,826
Large-Cap 40.2%
Schwab Fundamental US Large Company Index Fund	5,707,953	99,204,217
Schwab S&P 500 Index Fund	4,745,956	234,307,841
		333,512,058
Small-Cap 19.8%
Schwab Fundamental US Small Company Index Fund	3,604,054	48,618,692
Schwab Small-Cap Index Fund	4,081,812	115,066,271
		163,684,963
		661,708,847

Security	Number of Shares	Value ($)
Fixed-Income Funds 15.2%
Intermediate-Term Bond 15.2%
Schwab U.S. Aggregate Bond Index Fund	12,005,063	125,933,113

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	36,780,470	36,798,860
Total Affiliated Underlying Funds
(Cost $523,653,287)		824,440,820
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Citibank
0.95%, 02/03/20 (b)	4,711,859	4,711,859
Total Short-Term Investment
(Cost $4,711,859)		4,711,859
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$28,413,513	$1,066,381	($1,610,000)	$129,514	($1,488,708)	$26,510,700	3,019,442	$1,066,381
Schwab Fundamental International Large Company Index Fund	32,938,332	1,219,232	—	—	(1,260,441)	32,897,123	3,803,136	1,219,232
Schwab Fundamental International Small Company Index Fund	26,960,646	773,215	—	—	(482,209)	27,251,652	2,204,826	773,215
Schwab Fundamental US Large Company Index Fund	98,801,392	5,178,338	(3,840,000)	585,705	(1,521,218)	99,204,217	5,707,953	5,178,338
Schwab Fundamental US Small Company Index Fund	48,680,656	1,810,147	(550,000)	(2,350)	(1,319,761)	48,618,692	3,604,054	1,810,147
Schwab International Index Fund	75,410,421	3,599,153	—	—	(1,157,223)	77,852,351	3,857,897	2,359,153
Schwab S&P 500 Index Fund	229,515,716	4,594,565	(10,490,000)	4,618,627	6,068,933	234,307,841	4,745,956	4,594,565
Schwab Small-Cap Index Fund	114,668,640	6,906,509	(3,920,000)	359,811	(2,948,689)	115,066,271	4,081,812	6,906,509
Schwab U.S. Aggregate Bond Index Fund	120,769,170	4,710,642	(880,000)	652	1,332,649	125,933,113	12,005,063	878,979
Schwab Variable Share Price Money Fund, Ultra Shares	33,651,006	3,147,542	—	—	312	36,798,860	36,780,470	149,244
Total	$809,809,492	$33,005,724	($21,290,000)	$5,691,959	($2,776,355)	$824,440,820		$24,935,763
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$824,440,820	$—	$—	$824,440,820
Short-Term Investment[1]	—	4,711,859	—	4,711,859
Total	$824,440,820	$4,711,859	$—	$829,152,679
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 59.6%
International 14.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,515,518	13,306,245
Schwab Fundamental International Large Company Index Fund	1,889,144	16,341,092
Schwab Fundamental International Small Company Index Fund	1,092,472	13,502,959
Schwab International Index Fund	1,897,565	38,292,855
		81,443,151
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund	2,828,509	49,159,482
Schwab S&P 500 Index Fund	2,361,558	116,590,128
		165,749,610
Small-Cap 14.7%
Schwab Fundamental US Small Company Index Fund	1,785,485	24,086,192
Schwab Small-Cap Index Fund	2,026,286	57,121,001
		81,207,193
		328,399,954

Security	Number of Shares	Value ($)
Fixed-Income Fund 35.4%
Intermediate-Term Bond 35.4%
Schwab U.S. Aggregate Bond Index Fund	18,568,005	194,778,378

Money Market Fund 4.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	24,634,095	24,646,412
Total Affiliated Underlying Funds
(Cost $389,087,858)		547,824,744
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Banco Santander
0.95%, 02/03/20 (b)	2,405,576	2,405,576
Total Short-Term Investment
(Cost $2,405,576)		2,405,576
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$13,985,994	$548,100	($520,000)	$4,937	($712,786)	$13,306,245	1,515,518	$548,100
Schwab Fundamental International Large Company Index Fund	16,361,563	605,633	—	—	(626,104)	16,341,092	1,889,144	605,633
Schwab Fundamental International Small Company Index Fund	13,942,514	383,121	(600,000)	(32,722)	(189,954)	13,502,959	1,092,472	383,121
Schwab Fundamental US Large Company Index Fund	49,891,262	2,591,363	(2,865,000)	360,787	(818,930)	49,159,482	2,828,509	2,591,363
Schwab Fundamental US Small Company Index Fund	24,552,319	912,956	(730,000)	(3,120)	(645,963)	24,086,192	1,785,485	912,956
Schwab International Index Fund	38,010,985	1,539,143	(690,000)	668	(567,941)	38,292,855	1,897,565	1,189,143
Schwab S&P 500 Index Fund	114,675,422	2,275,313	(5,715,000)	2,698,163	2,656,230	116,590,128	2,361,558	2,275,313
Schwab Small-Cap Index Fund	56,788,172	3,443,449	(1,810,000)	116,273	(1,416,893)	57,121,001	2,026,286	3,443,449
Schwab U.S. Aggregate Bond Index Fund	189,452,490	6,251,875	(3,000,000)	6,908	2,067,105	194,778,378	18,568,005	1,374,886
Schwab Variable Share Price Money Fund, Ultra Shares	23,045,463	1,600,790	—	—	159	24,646,412	24,634,095	101,485
Total	$540,706,184	$20,151,743	($15,930,000)	$3,151,894	($255,077)	$547,824,744		$13,425,449
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$547,824,744	$—	$—	$547,824,744
Short-Term Investment[1]	—	2,405,576	—	2,405,576
Total	$547,824,744	$2,405,576	$—	$550,230,320
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 39.7%
International 9.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	516,888	4,538,277
Schwab Fundamental International Large Company Index Fund	615,033	5,320,037
Schwab Fundamental International Small Company Index Fund	343,844	4,249,912
Schwab International Index Fund	619,136	12,494,156
		26,602,382
Large-Cap 19.9%
Schwab Fundamental US Large Company Index Fund	907,831	15,778,097
Schwab S&P 500 Index Fund	766,148	37,824,745
		53,602,842
Small-Cap 9.9%
Schwab Fundamental US Small Company Index Fund	556,127	7,502,147
Schwab Small-Cap Index Fund	674,044	19,001,297
		26,503,444
		106,708,668

Security	Number of Shares	Value ($)
Fixed-Income Fund 55.4%
Intermediate-Term Bond 55.4%
Schwab U.S. Aggregate Bond Index Fund	14,213,784	149,102,592

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.62% (a)	11,822,316	11,828,228
Total Affiliated Underlying Funds
(Cost $211,616,170)		267,639,488
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Citibank
0.95%, 02/03/20 (b)	1,221,043	1,221,043
Total Short-Term Investment
(Cost $1,221,043)		1,221,043
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 01/31/20	Balance of Shares Held at 01/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,603,496	$180,407	$—	$—	($245,626)	$4,538,277	516,888	$180,407
Schwab Fundamental International Large Company Index Fund	5,300,132	534,199	(330,000)	40,165	(224,459)	5,320,037	615,033	184,199
Schwab Fundamental International Small Company Index Fund	4,204,530	120,583	—	—	(75,201)	4,249,912	343,844	120,583
Schwab Fundamental US Large Company Index Fund	16,081,095	842,581	(990,000)	71,508	(227,087)	15,778,097	907,831	842,581
Schwab Fundamental US Small Company Index Fund	8,140,482	295,423	(740,000)	40,929	(234,687)	7,502,147	556,127	295,423
Schwab International Index Fund	12,298,142	384,737	—	—	(188,723)	12,494,156	619,136	384,737
Schwab S&P 500 Index Fund	37,203,924	739,187	(1,830,000)	393,285	1,318,349	37,824,745	766,148	739,187
Schwab Small-Cap Index Fund	18,249,017	1,582,851	(410,000)	36,372	(456,943)	19,001,297	674,044	1,102,851
Schwab U.S. Aggregate Bond Index Fund	144,260,615	4,246,114	(990,000)	4,081	1,581,782	149,102,592	14,213,784	1,044,973
Schwab Variable Share Price Money Fund, Ultra Shares	10,780,838	1,047,286	—	—	104	11,828,228	11,822,316	47,864
Total	$261,122,271	$9,973,368	($5,290,000)	$586,340	$1,247,509	$267,639,488		$4,942,805
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$267,639,488	$—	$—	$267,639,488
Short-Term Investment[1]	—	1,221,043	—	1,221,043
Total	$267,639,488	$1,221,043	$—	$268,860,531
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN20